Intangible Assets (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets (Textual)
Amortization expense of intangible assets	$ 159,173		$ 318,346					$ 477,518
2020	318,000		318,000
2021	637,000		637,000
2022	$ 159,000		$ 159,000
Goodwill impairment loss								3,000,000
Intangible assets								1,910,072	101,520
Capitalized software costs								11,500
Capitalized costs of intangible assets									101,520
Impairment of intangibles assets other than goodwill								113,020
Software costs [Member]
Intangible Assets (Textual)
Intangible assets									$ 101,520
Capitalized software costs								$ 113,020
Forecast [Member]
Intangible Assets (Textual)
Amortization expense of intangible assets					$ 159,000	$ 637,000	$ 637,000